EQUITY (CAPITAL DEFICIENCY) (Additional Information about Warrants and Share Options) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants and options outstanding	17,780,095
Weighted average remaining contractual life (years)	5.85
Warrants and options exercisable	11,843,274
0-0.001 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.0
Exercise price, maximum	$ 0.001
Warrants and options outstanding	3,906,137
Weighted average remaining contractual life (years)	4.72
Warrants and options exercisable	3,703,236
0.183 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.183
Warrants and options outstanding	205,012
Weighted average remaining contractual life (years)	3.41
Warrants and options exercisable	205,012
0.188 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.188
Warrants and options outstanding	334,545
Weighted average remaining contractual life (years)	3.73
Warrants and options exercisable	334,545
0.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.73
Warrants and options outstanding	505,000
Weighted average remaining contractual life (years)	9.92
Warrants and options exercisable
0.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.79
Warrants and options outstanding	390,000
Weighted average remaining contractual life (years)	9.97
Warrants and options exercisable
0.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.8
Warrants and options outstanding	300,000
Weighted average remaining contractual life (years)	9.9
Warrants and options exercisable
0.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.99
Warrants and options outstanding	584,357
Weighted average remaining contractual life (years)	5.76
Warrants and options exercisable	584,357
1.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.23
Warrants and options outstanding	3,450,326
Weighted average remaining contractual life (years)	4.59
Warrants and options exercisable	2,950,722
1.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.5
Warrants and options outstanding	3,139,232
Weighted average remaining contractual life (years)	3.79
Warrants and options exercisable	2,719,357
1.725 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.725
Warrants and options outstanding	14,608
Weighted average remaining contractual life (years)	6.5
Warrants and options exercisable	14,608
1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.75
Warrants and options outstanding	81,161
Weighted average remaining contractual life (years)	3.92
Warrants and options exercisable	27,054
1.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.8
Warrants and options outstanding	752,717
Weighted average remaining contractual life (years)	4.2
Warrants and options exercisable	752,717
1.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.93
Warrants and options outstanding	215,000
Weighted average remaining contractual life (years)	3.94
Warrants and options exercisable	66,666
1.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.95
Warrants and options outstanding	3,347,000
Weighted average remaining contractual life (years)	9.38
Warrants and options exercisable	483,333
2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.0
Warrants and options outstanding	40,000
Weighted average remaining contractual life (years)	4.18
Warrants and options exercisable
2.1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.1
Warrants and options outstanding	10,000
Weighted average remaining contractual life (years)	9.5
Warrants and options exercisable
2.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.5
Warrants and options outstanding	500,000
Weighted average remaining contractual life (years)	9.04
Warrants and options exercisable
2.6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2.6
Warrants and options outstanding	5,000
Weighted average remaining contractual life (years)	3.98
Warrants and options exercisable	1,667